Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of composition of net revenues by payor type

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

	Year Ended December 31,
	2019	2018
Government	$168,686,247	$128,278,922
Insurance	300,360,975	178,726,197
Patient pay	60,597,025	38,273,218
Net revenue	$529,644,247	$345,278,337

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

	Year Ended December 31,
	2019	2018
Government	$168,686,247	$128,278,922
Insurance	300,360,975	178,726,197
Patient pay	60,597,025	38,273,218
Net revenue	$529,644,247	$345,278,337

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337

Summary of cash and cash equivalents

	December 31,
	2019	2018
Cash	$22,863,543	$9,058,782
Money market accounts	54,014,591	16,126,899
Total	$76,878,134	$25,185,681

Summary of useful lives of property and equipment for purposes of computing depreciation

Patient medical equipment	13 months ‑ 5 years
Vehicles	5 years
Other	2 ‑ 7 years

Summary of cost of net revenue

	Year ended December 31,
	2019	2018
Cost of products, supplies and patient equipment depreciation	$215,927,438	$140,034,522
Salaries, labor and benefits	154,030,773	107,484,610
Occupancy	13,407,384	8,869,386
Other operating costs	57,020,792	36,996,117
Total	$440,386,387	$293,384,635